Share-based Compensation - Summary of Options and Average Price (Detail) pure in Thousands	12 Months Ended
	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Options, Outstanding beginning balance	11,941	11,557
Options, Granted	1,911	2,601
Options, Exercised	(1,133)	(58)
Options, Forfeited	(39)	(313)
Options, Expired	(3,399)	(1,846)
Options, Outstanding ending balance	9,281	11,941
Average price, Outstanding beginning balance	$ 1.74	$ 2.55
Options, Exercisable	7,322
Average price, Granted	$ 1.25	0.38
Average price, Exercised	0.78	0.38
Average price, Forfeited	0.96	1.40
Average price, Expired	2.71	5.04
Average price, Outstanding ending balance	1.40	$ 1.74
Average price, Exercisable	$ 1.52